IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2025
Statement [Line Items]
Portfolio Market Risk Measures
The following table presents the end of quarter, average, high,

and low usage of TD’s VaR metric.
TABLE 30: PORTFOLIO MARKET

RISK MEASURES
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31 April 30 July 31 July 31 July 31
2025 2025 2024 2025 2024
As at Average High Low Average Average Average Average
Interest rate risk $ 7.5 $ 9.3 $ 12.9 $ 4.9 $ 12.8 $ 16.9 $ 11.5 $ 18.5
Credit spread risk 14.6 17.3 20.2 13.7 20.1 30.2 19.0 28.7
Equity risk 12.0 12.5 16.1 9.3 9.6 9.0 10.1 7.9
Foreign exchange risk 4.5 3.7 5.6 2.1 3.8 3.4 3.9 3.0
Commodity risk 33.4 30.3 34.1 24.5 23.1 4.8 19.9 4.1
Idiosyncratic debt specific risk 18.8 20.4 24.1 16.7 23.4 21.5 21.1 20.5
Diversification effect 1 (50.3) (57.2) n/m
2
n/m (56.9) (53.1) (52.0) (52.4)
Total Value

-at-Risk (one-day)
40.5 36.3 46.3 30.0 35.9 32.7 33.5 30.3
The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures
The following table shows the potential before-tax

impact of an immediate and sustained

100 bps increase or decrease in interest rates

on the EVE and NIIS
measures.
TABLE 31: STRUCTURAL INTEREST RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
July 31, 2025 April 30, 2025 July 31, 2024
EVE NII EVE NII EVE NII
Sensitivity 1 Sensitivity 1,2 Sensitivity Sensitivity 2 Sensitivity Sensitivity 2
Canadian U.S. Total Canadian U.S. Total Total Total Total Total
dollar 3 dollar dollar 3 dollar
Before-tax impact of

100 bps increase in rates
$ (951) $ (2,379) $ (3,330) $ 360 $ 167 $ 527 $ (2,612) $ 679 $ (2,485) $ 785

100 bps decrease in rates
827 2,100 2,927 (399) (210) (609) 2,116 (769) 1,892 (1,077)
As of July 31, 2025, the sensitivity measures are reported by currency to better differentiate NII Sensitivity to movements in underlying rates.
2

Represents the twelve-month NII exposure to an immediate and sustained shock in rates, and may include adjustments for non-recurring items.
3

Includes other currency exposures.

Summary of Liquid Assets by Type and Currency
TABLE 32: SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
(millions of Canadian dollars, except as noted) As at
Securities
received as
collateral from
securities
financing and
Bank-owned derivative Total Encumbered Unencumbered
liquid assets transactions liquid assets liquid assets liquid assets 1
July 31, 2025
Cash and central bank reserves $ 18,641 $ – $ 18,641 $ 834 $ 17,807
Obligations of government, federal agencies, public sector

entities,
116,553 101,061 217,614 97,652 119,962
and multilateral development banks 2
Equities 14,772 3,097 17,869 14,915 2,954
Other debt securities 5,585 6,566 12,151 9,662 2,489
Other securities – – – – –
Total Canadian dollar-denominated 155,551 110,724 266,275 123,063 143,212
Cash and central bank reserves 88,766 – 88,766 189 88,577
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 219,140 160,472 379,612 171,922 207,690
Equities 62,722 45,342 108,064 61,224 46,840
Other debt securities 76,799 15,780 92,579 28,661 63,918
Other securities 23,829 3,884 27,713 8,403 19,310
Total non-Canadian dollar-denominated 471,256 225,478 696,734 270,399 426,335
Total $ 626,807 $ 336,202 $ 963,009 $ 393,462 $ 569,547
October 31, 2024
Total Canadian dollar

-denominated
$
163,269
$
117,083 $ 280,352 $ 110,064 $ 170,288
Total non-Canadian

dollar-denominated
482,052 179,665 661,717 247,478 414,239
Total $
645,321
$
296,748 $ 942,069 $ 357,542 $ 584,527
Unencumbered liquid assets include on-balance sheet assets, assets borrowed or purchased under resale agreements,

and other off-balance sheet collateral received less encumbered liquid assets.
2

Includes National Housing Act Mortgage-Backed Securities (NHA MBS).

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
TABLE 33: SUMMARY OF UNENCUMBERED LIQUID ASSETS BY

BANK, SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars)
As at

July 31 October 31
2025 2024
The Toronto-Dominion Bank (Parent) $ 239,754 $ 237,005
Bank subsidiaries 302,365 314,306
Foreign branches 27,428 33,216
Total $ 569,547 $ 584,527

Summary of Deposit Funding
TABLE 41: SUMMARY OF DEPOSIT FUNDING 1
(millions of Canadian dollars)
As at

July 31 October 31
2025 2024
Personal $ 650,186 $ 641,667
Non-personal 308,798 310,422
Total $ 958,984 $ 952,089
The calculation methodology has been changed to reflect deposit funding from personal, wealth and business banking channels.

Summary of Remaining Contractual Maturity
The following table summarizes on-balance

sheet and off-balance sheet categories by remaining

contractual maturity. Off-balance sheet commitments include
contractual obligations to make future payments

on certain lease-related commitments, certain

purchase obligations, and other liabilities.

The values of credit
instruments reported in the following

table represent the maximum amount of additional

credit that the Bank could be obligated to extend

should such instruments
be fully drawn or utilized. Since a significant

portion of guarantees and commitments

are expected to expire without being

drawn upon, the total of the contractual
amounts is not representative of expected future

liquidity requirements. These contractual

obligations have an impact on the Bank’s short-term

and long-term
liquidity and capital resource needs.
The maturity analysis presented does not depict

the degree of the Bank’s maturity transformation or

exposure to interest rate and liquidity risks.

The Bank’s
objective is to fund its assets appropriately

to protect against borrowing cost volatility

and potential reductions to funding market

availability. The Bank utilizes
stable non-maturity deposits (chequing and

savings accounts) and term deposits as

the primary source of long-term funding

for the Bank’s non-trading assets
including personal and business term loans

and the stable balance of revolving lines of

credit. Additionally, the Bank issues long-term funding in respect of such
non-trading assets and raises short term

funding primarily to finance trading assets.

The liquidity of trading assets under stressed

market conditions is considered
when determining the appropriate term of

the funding.
TABLE 44: REMAINING CONTRACTUAL MATURITY
(millions of Canadian dollars) As at
July 31, 2025
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 5,517 $ – $ – $ – $ – $ – $ – $ – $ – $ 5,517
Interest-bearing deposits with banks 113,444 604 226 – – – – – 1,349 115,623
Trading loans, securities, and other
1
3,180 3,456 7,222 4,374 5,583 13,036 32,269 29,122 107,437 205,679
Non-trading financial assets at fair
value through profit or loss – – – – 75 212 2,444 1,620 2,018 6,369
Derivatives 11,651 9,781 6,762 4,537 4,421 10,897 15,070 12,831 – 75,950
Financial assets designated at fair
value through profit or loss 133 432 260 360 612 1,458 1,808 1,513 – 6,576
Financial assets at fair value through
other comprehensive income 931 5,414 4,862 2,901 4,283 7,642 43,823 49,745 3,293 122,894
Debt securities at amortized cost,
net of allowances for credit losses 1,157 3,336 8,537 6,093 6,318 22,541 76,195 121,349 (1) 245,525
Securities purchased under
reverse repurchase agreements
2
146,157 38,549 25,413 13,528 3,317 582 711 – 23 228,280
Loans
Residential mortgages

1,732 8,675 13,109 17,182 26,193 83,802 116,217 49,021 – 315,931
Consumer instalment and other personal 1,409 3,293 4,364 6,910 9,864 30,814 88,534 36,766 63,981 245,935
Credit card – – – – – – – – 41,596 41,596
Business and government

55,397 16,522 11,906 12,724 16,624 45,373 90,467 57,067 35,230 341,310
Total loans 58,538 28,490 29,379 36,816 52,681 159,989 295,218 142,854 140,807 944,772
Allowance for loan losses – – – – – – – – (8,682) (8,682)
Loans, net of allowance for loan losses 58,538 28,490 29,379 36,816 52,681 159,989 295,218 142,854 132,125 936,090
Investment in Schwab – – – – – – – – – –
Goodwill
3
– – – – – – – – 18,775 18,775
Other intangibles
3
– – – – – – – – 3,296 3,296
Land, buildings, equipment, and other depreciable

assets, and right-of-use assets
3
– 2 7 3 5 85 673 3,091 5,984 9,850
Deferred tax assets – – – – – – – – 5,786 5,786
Amounts receivable from brokers, dealers, and clients 19,298 – – – – – – – – 19,298
Other assets 6,677 2,073 1,367 2,949 478 202 416 335 15,157 29,654
Total assets $ 366,683 $ 92,137 $ 84,035 $ 71,561 $ 77,773 $ 216,644 $ 468,627 $ 362,460 $ 295,242 $ 2,035,162
Liabilities
Trading deposits $ 3,345 $ 3,527 $ 3,134 $ 3,193 $ 2,532 $ 6,451 $ 7,994 $ 2,926 $ – $ 33,102
Derivatives 11,714 9,966 7,231 5,710 4,944 7,558 12,390 12,517 – 72,030
Securitization liabilities at fair value – 95 1,071 584 1,057 2,415 12,922 5,196 – 23,340
Financial liabilities designated at

fair value through profit or loss

52,426 49,482 33,769 41,067 17,497 151 3 – 231 194,626
Deposits
4,5
Personal 13,871 27,351 28,132 20,751 16,388 17,767 12,930 2 512,993 650,185
Banks 13,601 3,585 1 – – – 3 – 16,117 33,307
Business and government 22,972 20,581 13,925 16,121 12,911 46,417 61,523 21,708 357,272 573,430
Total deposits 50,444 51,517 42,058 36,872 29,299 64,184 74,456 21,710 886,382 1,256,922
Obligations related to securities sold short
1
2,863 1,138 755 1,762 1,203 4,094 15,310 11,882 1,651 40,658
Obligations related to securities sold under repurchase

agreements 2 182,727 20,434 2,684 1,684 159 146 24 – – 207,858
Securitization liabilities at amortized cost – 150 716 189 359 1,989 5,212 4,984 – 13,599
Amounts payable to brokers, dealers, and clients 19,846 – – – – – – – – 19,846
Insurance contract liabilities 233 415 622 622 655 1,102 1,804 773 880 7,106
Other liabilities 4,687 2,407 4,278 2,062 1,313 1,356 1,830 5,556 6,696 30,185
Subordinated notes and debentures

– – – – – – – 10,496 – 10,496
Equity – – – – – – – – 125,394 125,394
Total liabilities and equity $ 328,285 $ 139,131 $ 96,318 $ 93,745 $ 59,018 $ 89,446 $ 131,945 $ 76,040 $ 1,021,234 $ 2,035,162
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 20,900 $ 23,593 $ 55,648 $ 22,427 $ 22,919 $ 53,890 $ 170,208 $ 3,677 $ 1,989 $ 375,251
Other commitments
8
117 174 306 239 293 834 1,336 284 29 3,612
Unconsolidated structured entity commitments 156 386 3,068 1,502 3,628 6,231 2,101 – – 17,072
Total off-balance sheet commitments $ 21,173 $ 24,153 $ 59,022 $ 24,168 $ 26,840 $ 60,955 $ 173,645 $ 3,961 $ 2,018 $ 395,935
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
65

billion of covered bonds with remaining contractual maturities of $
10

billion in ‘over 6 to 9 months’, $
3

billion in ‘over 9 months to 1 year, $
25

billion in ‘over 1 to 2 years’,
$ 21

billion in ‘over 2 to 5 years’, and $
6

billion in ‘over 5 years’.
6

Includes $
627

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.
TABLE 44: REMAINING CONTRACTUAL MATURITY (continued)
(millions of Canadian dollars) As at
October 31, 2024
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,437 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,437
Interest-bearing deposits with banks
165,665 23 – – – – – – 4,242 169,930
Trading loans, securities, and other
1 3,773 4,852 6,777 4,852 4,729 11,756 28,458 27,484 83,089 175,770
Non-trading financial assets at fair value through
profit or loss
– 2 301 1,431 96 702 810 694 1,833 5,869
Derivatives
11,235 12,059 5,501 4,257 2,587 10,485 17,773 14,164 – 78,061
Financial assets designated at fair value through
profit or loss
367 251 486 613 292 1,144 1,865 1,399 – 6,417
Financial assets at fair value through other comprehensive

income
357 7,284 6,250 6,459 9,367 5,766 19,729 34,270 4,415 93,897
Debt securities at amortized cost, net of allowance
for credit losses
1,620 4,237 4,763 6,367 4,072 30,513 93,429 126,617 (3) 271,615
Securities purchased under reverse repurchase

agreements
2 134,310 35,360 19,897 10,119 5,299 1,722 482 – 1,028 208,217
Loans
Residential mortgages

7,502 11,817 13,066 16,074 4,353 86,112 132,381 60,344 – 331,649
Consumer instalment and other personal
974 1,758 2,509 4,077 6,137 28,498 88,052 35,096 61,281 228,382
Credit card
– – – – – – – – 40,639 40,639
Business and government

55,591 15,405 10,866 19,340 18,982 47,488 98,362 61,904 29,035 356,973
Total loans 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 130,955 957,643
Allowance for loan losses – – – – – – – – (8,094) (8,094)
Loans, net of allowance for loan losses 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 122,861 949,549
Investment in Schwab – – – – – – – – 9,024 9,024
Goodwill
3 – – – – – – – – 18,851 18,851
Other intangibles
3 – – – – – – – – 3,044 3,044
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 8 1 4 12 81 562 3,130 6,039 9,837
Deferred tax assets
– – – – – – – – 4,937 4,937
Amounts receivable from brokers, dealers, and clients
22,115 – – – – – – – – 22,115
Other assets
6,556 2,478 2,989 556 367 373 312 153 14,397 28,181
Total assets $ 416,502 $ 95,534 $ 73,406 $ 74,149 $ 56,293 $ 224,640 $ 482,215 $ 365,255 $ 273,757 $ 2,061,751
Liabilities
Trading deposits $ 4,522 $ 2,516 $ 2,768 $ 2,101 $ 3,715 $ 5,488 $ 7,566 $ 1,736 $ – $ 30,412
Derivatives
9,923 11,556 5,740 3,319 2,783 8,800 12,877 13,370 – 68,368
Securitization liabilities at fair value
– 1,004 328 644 97 3,313 9,443 5,490 – 20,319
Financial liabilities designated at

fair value through profit or loss

50,711 25,295 51,967 40,280 37,964 1,477 – – 220 207,914
Deposits
4,5
Personal
14,229 31,997 30,780 16,971 19,064 15,120 15,590 7 497,909 641,667
Banks
14,714 4,287 2,434 16,343 6,954 – 3 – 12,963 57,698
Business and government
23,536 24,136 11,295 19,038 9,020 37,681 76,667 24,144 343,798 569,315
Total deposits 52,479 60,420 44,509 52,352 35,038 52,801 92,260 24,151 854,670 1,268,680
Obligations related to securities sold short
1
1,431 2,392 750 971 603 8,303 10,989 12,610 1,466 39,515
Obligations related to securities sold under repurchase

agreements
2 173,741 21,172 2,096 1,036 30 1,225 23 – 2,577 201,900
Securitization liabilities at amortized cost
119 589 819 438 144 1,843 4,823 3,590 – 12,365
Amounts payable to brokers, dealers, and clients
26,598 – – – – – – – – 26,598
Insurance-related liabilities
224 448 671 671 705 1,184 1,656 727 883 7,169
Other liabilities
12,396 14,478 7,279 1,114 876 1,886 1,421 5,608 6,820 51,878
Subordinated notes and debentures

– – – 200 – – – 11,273 – 11,473
Equity – – – – – – – – 115,160 115,160
Total liabilities and equity $ 332,144 $ 139,870 $ 116,927 $ 103,126 $ 81,955 $ 86,320 $ 141,058 $ 78,555 $ 981,796 $ 2,061,751
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 31,198 $ 28,024 $ 26,127 $ 24,731 $ 21,440 $ 52,706 $ 174,388 $ 4,743 $ 1,948 $ 365,305
Other commitments
8
113 266 270 400 254 1,019 1,591 403 50 4,366
Unconsolidated structured entity commitments – – – 125 766 490 19 – – 1,400
Total off-balance sheet commitments $ 31,311 $ 28,290 $ 26,397 $ 25,256 $ 22,460 $ 54,215 $ 175,998 $ 5,146 $ 1,998 $ 371,071
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
75

billion of covered bonds with remaining contractual maturities of $
2

billion in ‘over 3 months to 6 months’, $
10

billion in ‘over 6 months to 9 months’, $
18

billion in ‘over 1 to
2 years’, $ 37

billion in ‘over 2 to 5 years’, and $
8

billion in ‘over 5 years’.
6

Includes $
609

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.